UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03851

Nicholas II, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 09/30/2008 Date of Reporting Period: 12/31/2007

Item 1. Schedule of Investments.

	Nicholas II, Inc.
	Schedule of Investments (unaudited)
	December 31, 2007

		VALUE
		------------
COMMON STOCKS - 95.62%
	Consumer Discretionary -
	Auto & Components - 0.77%
220,000	Gentex Corporation	$ 3,909,400
		------------
	Consumer Discretionary -
	Consumer Services - 0.67%
40,000	ITT Educational Services, Inc. *	3,410,800
		------------
	Consumer Discretionary -
	Hotels, Restaurants & Leisure - 2.47%
150,000	International Game Technology	6,589,500
290,000	Starbucks Corporation *	5,936,300
		------------
		12,525,800
		------------
	Consumer Discretionary - Media - 4.57%
290,000	DIRECTV Group, Inc. (The) *	6,704,800
140,000	DISH Network Corporation Class A *	5,280,800
304,935	Liberty Global, Inc. - Series C *	11,157,572
		------------
		23,143,172
		------------
	Consumer Discretionary - Retail - 7.23%
185,672	IAC/InterActiveCorp *	4,998,290
65,000	J.C. Penney Company, Inc.	2,859,350
112,100	Kohl's Corporation *	5,134,180
330,979	Liberty Media Holding Corporation
	Interactive Common - Series A *	6,315,079
320,000	O'Reilly Automotive, Inc. *	10,377,600
295,000	PetSmart, Inc.	6,941,350
		------------
		36,625,849
		------------
	Consumer Staples -
	Food & Staple Retail - 1.55%
198,296	CVS/Caremark Corporation	7,882,266
		------------
	Consumer Staples - Food, Beverage
	& Tobacco - 2.87%
215,000	Hormel Foods Corporation	8,703,200
100,000	Wm. Wrigley Jr. Company	5,855,000
		------------
		14,558,200
		------------
	Energy - 6.29%
32,950	Apache Corporation	3,543,443
120,000	BJ Services Company	2,911,200
50,000	Cameron International Corporation *	2,406,500
115,523	Kinder Morgan Management, LLC *	6,115,801
106,000	Nabors Industries, Ltd. *	2,903,340
55,000	Newfield Exploration Company *	2,898,500
35,000	Smith International, Inc.	2,584,750
19,028	Transocean Inc. *	2,723,858
50,000	Weatherford International Ltd. *	3,430,000
45,832	XTO Energy, Inc.	2,353,932
		------------
		31,871,324
		------------
	Financials - Banks - 2.83%
60,000	Associated Banc-Corp	1,625,400
230,000	Marshall & Ilsley Corporation	6,090,400
110,000	MGIC Investment Corporation	2,467,300
40,000	PNC Financial Services Group, Inc. (The)	2,626,000
80,000	Valley National Bancorp	1,524,800
		------------
		14,333,900
		------------
	Financials - Diversified - 4.17%
67,500	Affiliated Managers Group, Inc. *	7,928,550
210,000	Eaton Vance Corp.	9,536,100
50,000	Legg Mason, Inc.	3,657,500
		------------
		21,122,150
		------------
	Financials - Insurance - 4.60%
230,000	Brown & Brown, Inc.	5,405,000
138,800	Nationwide Financial Services, Inc.	6,247,388
307,000	Willis Group Holdings Limited	11,656,790
		------------
		23,309,178
		------------
	Health Care - Equipment - 8.51%
195,000	DENTSPLY International Inc.	8,778,900
70,000	IDEXX Laboratories, Inc. *	4,104,100
145,000	ResMed Inc. *	7,616,850
175,000	Respironics, Inc. *	11,459,000
60,000	Smith & Nephew plc	3,445,200

190,000	St. Jude Medical, Inc. *		7,721,600
			------------
			43,125,650
			------------
	Health Care - Pharmaceuticals &
	Biotechnology - 11.23%
85,000	Allergan, Inc.		5,460,400
40,000	Biotech HOLDRS Trust		6,470,400
90,000	Covance Inc. *		7,795,800
136,500	Forest Laboratories, Inc. *		4,975,425
35,000	Genzyme Corporation *		2,605,400
45,000	Gilead Sciences, Inc. *		2,070,450
210,000	Medicis Pharmaceutical Corporation		5,453,700
165,000	Pharmaceutical Product Development, Inc.		6,661,050
165,000	Teva Pharmaceutical Industries Ltd.		7,669,200
133,920	Thermo Fisher Scientific Inc. *		7,724,506
			------------
			56,886,331
			------------
	Health Care - Services - 4.15%
23,252	Cardinal Health, Inc.		1,342,803
197,500	DaVita, Inc. *		11,129,125
190,000	IMS Health Incorporated		4,377,600
95,000	VCA Antech, Inc. *		4,201,850
			------------
			21,051,378
			------------
	Industrials - Capital Goods - 6.58%
208,000	Fastenal Company		8,407,360
202,500	IDEX Corporation		7,316,325
85,000	ITT Corporation		5,613,400
115,000	Oshkosh Truck Corporation		5,434,900
95,000	Rockwell Automation, Inc.		6,551,200
			------------
			33,323,185
			------------
	Industrials - Commerical Services &
	Supplies - 3.59%
116,604	ChoicePoint Inc. *		4,246,718
237,500	Cintas Corporation		7,984,750
105,000	Manpower Inc.		5,974,500
			------------
			18,205,968
			------------
	Industrials - Transportation - 1.56%
45,000	C.H. Robinson Worldwide, Inc.		2,435,400
123,000	Expeditors International of Washington, Inc.		5,495,640
			------------
			7,931,040
			------------
	Information Technology - Hardware &
	Equipment - 6.01%
175,000	Harris Corporation		10,969,000
280,000	Jabil Circuit, Inc.		4,275,600
225,000	Molex Incorporated - Class A		5,910,750
255,000	QLogic Corporation *		3,621,000
163,750	Zebra Technologies Corporation - Class A *		5,682,125
			------------
			30,458,475
			------------
	Information Technology - Semiconductors &
	Equipment - 2.84%
182,000	Intersil Holding Corporation		4,455,360
288,750	Microchip Technology Incorporated		9,072,525
25,000	NVIDIA Corporation *		850,500
			------------
			14,378,385
			------------
	Information Technology - Software &
	Services - 10.15%
105,000	Accenture Ltd		3,783,150
70,000	Akamai Technologies, Inc. *		2,422,000
132,500	BEA Systems, Inc. *		2,090,850
80,000	Business Objects S.A. *		4,872,000
305,937	Fiserv, Inc. *		16,976,444
243,500	Hewitt Associates, Inc. *		9,323,615
236,666	Metavante Technologies, Inc. *		5,519,051
85,000	NAVTEQ Corporation *		6,426,000
			------------
			51,413,110
			------------
	Materials - 2.98%
251,400	Bemis Company, Inc.		6,883,332
160,000	Ecolab Inc.		8,193,600
			------------
			15,076,932
			------------
TOTAL Common Stocks	(COST: $	305,974,688)	484,542,493
			------------

SHORT-TERM INVESTMENTS - 4.53%
	Commercial Paper - 4.27%
$ 697,000	General Mills, Inc. 01/02/08, 5.38%		697,000

1,000,000	General Mills, Inc. 01/03/08, 5.00%	999,861
2,100,000	Kinder Morgan Energy Partners L.P.
	01/03/08, 5.60%	2,099,673
550,000	Kraft Foods Inc. 01/04/08, 4.93%	549,849
1,250,000	Wisconsin Energy Corporation 01/07/08, 5.10%	1,249,115
500,000	Wisconsin Energy Corporation 01/07/08, 5.30%	499,632
250,000	CVS Corporation 01/09/08, 5.20%	249,747
1,250,000	Wisconsin Energy Corporation 01/10/08, 5.30%	1,248,528
1,250,000	Travelers Companies Inc. (The) 01/11/08, 4.95%	1,248,453
500,000	General Mills, Inc. 01/14/08, 5.45%	499,092
1,150,000	Vulcan Materials Company 01/15/08, 5.45%	1,147,737
800,000	H.J. Heinz Finance Company 01/16/08, 5.37%	798,329
1,250,000	CVS Corporation 01/17/08, 5.25%	1,247,266
275,000	Alcoa Inc. 1/18/08, 5.40%	274,340
1,500,000	Walt Disney Company (The) 01/22/08, 4.79%	1,496,008
1,325,000	CVS Corporation 01/23/08, 4.80%	1,321,290
250,000	H.J. Heinz Finance Company 01/23/08, 4.50%	249,344
600,000	Aetna Inc. 1/24/08, 5.40%	598,020
575,000	Dow Chemical Company 01/25/08, 5.05%	573,145
1,500,000	CVS Corporation 01/28/08, 4.90%	1,494,692
1,441,000	Time Warner Cable Inc. 01/30/08, 5.00%	1,435,396
1,660,000	SABMiller plc 1/31/08, 5.50%	1,652,645
		------------
		21,629,162
		------------
	Variable Rate Security - 0.26%
1,325,615	Wisconsin Corporate Central Credit Union
	01/02/08, 4.53%	1,325,615
		------------

TOTAL Short-term Investments	(COST: $ 22,954,777)	22,954,777
		------------

TOTAL SECURITY HOLDINGS - 100.15%		507,497,270
LIABILITES, NET OF OTHER ASSETS - 0.15%		(757,246)
		------------
TOTAL NET ASSETS		$506,740,024
		------------
		------------

% OF NET ASSETS
* NON-INCOME PRODUCING

As of December 31, 2007, investment cost for federal tax purposes was $329,277,442 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$190,022,529
Unrealized depreciation	(11,802,701)
------------
Net unrealized appreciation	$178,219,828
------------
------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc. By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 02/27/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas Name: David O. Nicholas Title: Principal Executive Officer Date: 02/27/2008 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 02/27/2008